ARDEN INVESTMENT SERIES TRUST

375 PARK AVENUE, 32ND FLOOR,

NEW YORK, NEW YORK 10152

VIA EDGAR

February 21, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Arden Investment Series Trust Securities Act File No. 333-180881 Investment Company Act File No. 811-22701

Ladies and Gentlemen:

On behalf of Arden Investment Series Trust (the “Trust”), I hereby transmit for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that mirrors the risk/return summary information contained in the Prospectus dated June 26, 2013, as amended on January 31, 2014 for the Class A Shares, Class C Shares, Class R Shares, Class I Shares and Advisor Class Shares of the Arden Alternative Strategies II, a series of the Trust, as filed pursuant to Rule 497 under the Securities Act on February 3, 2014 (0000930413-14-000417).

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at (212)751-5252.

Very truly yours,

/s/ Henry P. Davis

Henry P. Davis

President

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